Taxation - Disclosure of Deferred Tax in the Income Statement and the Balance Sheet by Category of Temporary Difference (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	$ (554)	$ (4,106)	$ (4,752)
Balance sheet
Deferred tax liability	7,982	7,238
Deferred tax asset	(4,469)	(4,741)
Net deferred tax liability	3,513	2,497	8,054
Deferred tax liabilities	7,982	7,238
Deferred tax assets	4,469	4,741
Before Offset Amount
Balance sheet
Deferred tax liability	26,304	29,050
Deferred tax asset	(22,791)	(26,553)
Deferred tax liabilities	26,304	29,050
Deferred tax assets	22,791	26,553
Before Offset Amount | Temporary Differences, Deferred Tax Liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	(4,074)	(283)	(285)
Before Offset Amount | Depreciation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	(3,971)	81	(102)
Balance sheet
Deferred tax liability	23,045	26,864
Deferred tax liabilities	23,045	26,864
Before Offset Amount | Pension plan surpluses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	(12)	(12)	84
Balance sheet
Deferred tax liability	1,319	171
Deferred tax liabilities	1,319	171
Before Offset Amount | Derivative financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	(27)	(230)	(326)
Balance sheet
Deferred tax liability	623	761
Deferred tax liabilities	623	761
Before Offset Amount | Other taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	(64)	(122)	59
Balance sheet
Deferred tax liability	1,317	1,254
Deferred tax liabilities	1,317	1,254
Before Offset Amount | Temporary Differences, Deferred Tax Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	3,520	(3,823)	(4,467)
Before Offset Amount | Pension plan and other post-retirement benefit plan deficits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	340	98	12
Balance sheet
Deferred tax asset	(1,386)	(1,889)
Deferred tax assets	1,386	1,889
Before Offset Amount | Decommissioning, environmental and other provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	3,503	591	(2,513)
Balance sheet
Deferred tax asset	(8,618)	(12,108)
Deferred tax assets	8,618	12,108
Before Offset Amount | Derivative financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	(50)	(6)	62
Balance sheet
Deferred tax asset	(672)	(734)
Deferred tax assets	672	734
Before Offset Amount | Tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	1,476	(5,177)	256
Balance sheet
Deferred tax asset	(3,750)	(5,225)
Deferred tax assets	3,750	5,225
Before Offset Amount | Loss carry forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	(964)	249	(2,239)
Balance sheet
Deferred tax asset	(6,493)	(5,458)
Deferred tax assets	6,493	5,458
Before Offset Amount | Other deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	(785)	422	$ (45)
Balance sheet
Deferred tax asset	(1,872)	(1,139)
Deferred tax assets	$ 1,872	$ 1,139